13FCONP
1/6/04

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

RECD S.E.C.
FEB 19 2003
1086

CONFIDENTIAL TREATMENT DENIED

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Citigroup Inc.*
Address: 399 Park Avenue
New York, New York 10043

Form 13F File Number: 28-2427

03043765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Joseph B. Wollard
Title: Assistant Secretary
Phone: (212) 559-1000

J.B. Wollard

PROCESSED
JAN 23 2004
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

/s/ Joseph B. Wollard New York, New York February 14, 2003

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

* Indicates institutional investment managers requesting confidential treatment of certain information.

CONFIDENTIAL TREATMENT REQUESTED

Form 13F Summary Page
December 31, 2002

Report Summary:

Number of Other Included Managers:	4
Form 13F Information Table Entry Total:	71
Form 13F Information Table Value Total:	$ 615,507,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1*	28-1876	Associated Madison Companies, Inc.
2	28-10294	AMAD Holdings, Inc.
3	28-5339	Citibank International plc
4	28-5341	Citibank Investments Limited
5	28-749	Citibank, N.A.
6	28-6217	Citibank (New York State)
7	28-5347	Citibank Overseas Investment Corporation
8	28-1833	Citibank (Switzerland)
9	28-45	Citicorp
10	28-7574	Citicorp Banking Corporation
11	28-6221	Citicorp Funding, Inc.
12	28-10072	Citicorp Trust Bank, fsb
13	28-1090	Citicorp Venture Capital Ltd.
14	28-10293	Citigroup Alternative Investments LLC
15	28-6251	Citigroup Asset Management Limited
16	28-5343	Citigroup Holdings Company
17*	28-5154	Citigroup Insurance Holding Corporation
18	28-10296	Citigroup Investment Holdings Inc.
19	28-10295	Citigroup Investments Inc.
20	28-10074	CitiFinancial Credit Company
21	28-10071	Court Square Capital Limited
22	28-4684	Plaza LLC
23	28-2568	Salomon Brothers Asset Management Inc.
24	28-7570	Salomon Brothers Europe Limited
25	28-1114	Salomon Brothers Holding Company Inc.
26	28-7568	Salomon Brothers International Limited
27	28-6229	Salomon Brothers UK Equity Limited
28	28-7566	Salomon International LLC
29	28-1109	Salomon Smith Barney Holdings Inc.
30	28-541	Salomon Smith Barney Inc.
31		Associates First Capital Corporation
32	28-5476	Smith Barney Corporate Trust Company
33	28-4024	Smith Barney Fund Management LLC
34	28-4686	The Travelers Indemnity Company
35*	28-1299	The Travelers Insurance Company
36	28-2551	The Travelers Investment Management Company
37	28-3308	Travelers Asset Management International Company LLC
38	28-5774	Travelers Insurance Group Holdings Inc.
39	28-4152	Travelers Property Casualty Corp.
40*	28-6022	Tribeca Management, L.L.C.

* Indicates institutional investment managers requesting confidential treatment of certain information.

CONFIDENTIAL TREATMENT REQUESTED

CITIGROUP INC.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F AS OF 12/31/02

NAME OF ISSUER (1)	TITLE OF CLASS (2)	CUSIP (3)	FAIR MARKET VALUE (000) (4)	SHARES OR PRINCIPAL AMOUNT (5)	INVESTMENT DISCRETION (6) SOLE (A)	INVESTMENT DISCRETION (6) SHARED (B)	INVESTMENT DISCRETION (6) SHARED (C)	MANAGERS (7)	VOTING AUTHORITY (8) SOLE (A)	VOTING AUTHORITY (8) SHARED (B)	VOTING AUTHORITY (8) NONE (C)
STRATEGY: RISK ARBITRAGE											
(CONFIDENTIAL TREATMENT REQUESTED UNTIL 06/30/03)											
*** PRECISE SOFTWARE SOLUTIONS	EQU	M41450103001	1,745	105,700		X		1,17,35,40			105,700
*** PANAMERICAN BEVERAGES INC	EQU	P74823108001	520	25,000		X		1,17,35,40			25,000
COORSTEK INC	EQU	217020106000	1,663	64,800		X		1,17,35,40			64,800
DOLE FOOD INC	EQU	256605106000	1,466	45,000		X		1,17,35,40			45,000
DREYERS GRAND ICE CREAM INC	EQU	261878102000	2,493	35,000		X		1,17,35,40			35,000
FLORIDAFIRST BANCORP INC NEW	EQU	343258109000	2,077	86,100		X		1,17,35,40			86,100
HISPANIC BROADCASTING CORP	EQU	43357B104000	2,090	95,000		X		1,17,35,40			95,000
HOLLYWOOD CASINO CORP CL A	EQU	436132203000	622	50,600		X		1,17,35,40			50,600
HOUSEHOLD INTERNATIONAL INC	EQU	441815107000	2,549	90,000		X		1,17,35,40			90,000
PHARMACIA CORP	EQU	71713U102000	4,456	103,000		X		1,17,35,40			103,000
TAUBMAN CENTERS INC	EQU	876664103000	406	25,000		X		1,17,35,40			25,000
WEST ESSEX BANCORP INC	EQU	952698108000	678	19,500		X		1,17,35,40			19,500
TOTAL MARKET VALUE FOR THIS PAGE				20,765							

CONFIDENTIAL TREATMENT REQUESTED

CITIGROUP INC.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F AS OF 12/31/02

NAME OF ISSUER (1)	TITLE OF CLASS (2)	CUSIP (3)	FAIR MARKET VALUE (000) (4)	SHARES OR PRINCIPAL AMOUNT (5)	INVESTMENT DISCRETION (6) SOLE (A)	INVESTMENT DISCRETION (6) SHARED (B)	INVESTMENT DISCRETION (6) (C)	MANAGERS (7)	VOTING AUTHORITY (8) SOLE (A)	VOTING AUTHORITY (8) SHARED (B)	VOTING AUTHORITY (8) NONE (C)
STRATEGY: RISK ARBITRAGE											
(CONFIDENTIAL TREATMENT REQUESTED UNTIL 12/31/03)											
AMERICAN WATER WORKS CO INC	EQU	030411102000	4,780	105,000		X		1,17,35,40			105,000
*** GUCCI GROUP NV NY REG SHS	EQU	401566104001	1,466	16,000		X		1,17,35,40			16,000
TOTAL MARKET VALUE FOR THIS PAGE			6,246								

CONFIDENTIAL TREATMENT REQUESTED

CITIGROUP INC.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F AS OF 12/31/02

NAME OF ISSUER (1)	TITLE OF CLASS (2)	CUSIP (3)	FAIR MARKET VALUE (000) (4)	SHARES OR PRINCIPAL AMOUNT (5)	INVESTMENT DISCRETION (6) SOLE (A)	INVESTMENT DISCRETION (6) SHARED (B)	INVESTMENT DISCRETION (6) (C)	MANAGERS (7)	VOTING AUTHORITY (8) SOLE (A)	VOTING AUTHORITY (8) SHARED (B)	VOTING AUTHORITY (8) NONE (C)
STRATEGY: LONG-TERM ARBITRAGE & CONVERGENCE											
(CONFIDENTIAL TREATMENT REQUESTED UNTIL 12/31/03)											
ABGENIX INC CV-BK/ENTRY	COR	00339BAB30B0	1,681	2,500,000		X		1,17,35,40			2,500,000
AGILENT TECHNOLOGIES INC	COR	00846UAB70B0	34,388	35,000,000		X		1,17,35,40			35,000,000
ALKERMES INC CONV BOND	COR	01642TAB40B0	62	100,000		X		1,17,35,40			100,000
ALZA CORP CONV	COR	02261WAB50B0	1,590	2,000,000		X		1,17,35,40			2,000,000
AMERICAN TOWER CORP CONV	COR	029912AF90B0	3,238	5,000,000		X		1,17,35,40			5,000,000
AMGEN INC CONV	COR	031162AE00B0	8,223	11,000,000		X		1,17,35,40			11,000,000
ASYST TECHNOLOGIES INC CONV	COR	04648XAB30B0	1,011	1,250,000		X		1,17,35,40			1,250,000
ATMEL CORP CV-ZERO CPN	COR	049513AC80B0	3,825	9,000,000		X		1,17,35,40			9,000,000
ATMEL CORP CV	COR	049513AE40B0	14,777	55,500,000		X		1,17,35,40			55,500,000
BARNES & NOBLE CONV	COR	067774AD10B0	476	500,000		X		1,17,35,40			500,000
BEST BUY CONV	COR	086516AD30B0	3,060	4,500,000		X		1,17,35,40			4,500,000
CV THERAPEUTICS	COR	126667AB00B0	12,627	18,300,000		X		1,17,35,40			18,300,000
CALPINE CORP CV	COR	131347BA30B0	5,555	11,000,000		X		1,17,35,40			11,000,000
CARNIVAL CORP CONV	COR	143658AS10B0	3,503	6,000,000		X		1,17,35,40			6,000,000
CEPHALON INC CV	COR	156708AE90B0	6,037	6,500,000		X		1,17,35,40			6,500,000
CITRIX SYSTEMS INC SUB DEB	COR	177376AB60B0	4,049	9,500,000		X		1,17,35,40			9,500,000
CONEXANT SYSTEMS INC CONV	COR	207142AF70B0	8,649	18,700,000		X		1,17,35,40			18,700,000
COR THERAPEUTICS INDUSTRIAL	COR	217753AD40B0	4,300	4,000,000		X		1,17,35,40			4,000,000
COX COMMUNICATIONS INC CV	COR	224044AX50B0	2,269	5,000,000		X		1,17,35,40			5,000,000
COX COMMUNICATIONS INC	COR	224044BC00B0	7,250	10,000,000		X		1,17,35,40			10,000,000
D R HORTON INC -0-CPN CONV	COR	23331AAH20B0	1,450	2,500,000		X		1,17,35,40			2,500,000
EGL INC CONV	COR	268484AB80B0	2,225	2,000,000		X		1,17,35,40			2,000,000
E*TRADE GROUP CONV	COR	269246AD60B0	21,469	25,000,000		X		1,17,35,40			25,000,000
ECHOSTAR COMM CONV	COR	278762AD10B0	13,744	15,000,000		X		1,17,35,40			15,000,000
ECHOSTAR COMMUNICATIONS CONV	COR	278762AG40B0	30,855	33,000,000		X		1,17,35,40			33,000,000
FINISTAR CORP CONV	COR	31787AAC50B0	7,073	17,250,000		X		1,17,35,40			17,250,000
GAP INC SR CV NOTES-BK/ENTRY	COR	364760AJ70B0	43,478	34,000,000		X		1,17,35,40			34,000,000
GENERAL MOTORS 4.50% SER A	EQU	370442741000	20,550	833,000		X		1,17,35,40			833,000
GENZYME CORP CONV	COR	372917AK00B0	8,359	9,000,000		X		1,17,35,40			9,000,000
HEXCEL CORP CV S/D -REG-	COR	428290AA80R0	3,570	6,000,000		X		1,17,35,40			6,000,000
HUMAN GENOME CONV	COR	444903AF50B0	15,173	21,000,000		X		1,17,35,40			21,000,000
INHALE THERAPEUTICS INC CONV	COR	457191AH70B0	11,275	20,500,000		X		1,17,35,40			20,500,000
INVITROGEN INC CONV	COR	46185RAD20B0	16,900	20,000,000		X		1,17,35,40			20,000,000
ISIS PHARMACEUTICALS INC	COR	464337AC80B0	5,058	7,000,000		X		1,17,35,40			7,000,000
LABORATORY CORP OF AMER CONV	COR	50540RAC60B0	10,069	15,000,000		X		1,17,35,40			15,000,000
LEGG MASON INC CV	COR	524901AG00B0	8,002	15,500,000		X		1,17,35,40			15,500,000
LEHMAN BROS HLDG CONV	COR	524908EC00B0	8,447	8,500,000		X		1,17,35,40			8,500,000
LENNAR CORPORATION SENIOR SUB	COR	526057AF10B0	11,762	25,500,000		X		1,17,35,40			25,500,000
LIBERTY MEDIA CONV	COR	530715AG60B0	17,480	32,000,000		X		1,17,35,40			32,000,000
MEDAREX INC CV	COR	583916AA90B0	9,316	14,500,000		X		1,17,35,40			14,500,000

TOTAL MARKET VALUE FOR THIS PAGE 392,825

CONFIDENTIAL TREATMENT REQUESTED

CITIGROUP INC.
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
FORM 13F AS OF 12/31/02

NAME OF ISSUER (1)	TITLE OF CLASS (2)	CUSIP (3)	FAIR MARKET VALUE (000) (4)	SHARES OR PRINCIPAL AMOUNT (5)	INVESTMENT DISCRETION (6) SOLE (A)	SHARED (B)	SHARED (C)	MANAGERS (7)	VOTING AUTHORITY (8) SOLE (A)	SHARED (B)	NONE (C)
MERRILL LYNCH & CO CV	COR	590188A650B0	530	1,000,000		X		1,17,35,40			1,000,000
MERRILL LYNCH & CO CONV	COR	590188A730B0	63,580	65,000,000		X		1,17,35,40			65,000,000
MIRANT CORP SR UNSECD CV NOTES	COR	604675AC20B0	14,797	35,230,000		X		1,17,35,40			35,230,000
*** NORTEL NETWORKS CORP CONV	COR	656568AB80B1	3,927	7,100,000		X		1,17,35,40			7,100,000
OSI PHARMACEUTICALS INC CV	COR	671040AB90B0	9,033	12,700,000		X		1,17,35,40			12,700,000
PROFIT RECOVERY GP INTL CONV	COR	743168AA40B0	4,696	3,200,000		X		1,17,35,40			3,200,000
REGENERON PHARMACEUTICAL CV	COR	75886FAB30B0	7,250	8,000,000		X		1,17,35,40			8,000,000
RITE AID CORP CV GLOBAL	COR	767754BA10B0	7,659	9,500,000		X		1,17,35,40			9,500,000
ROYAL CARIBBEAN CRUISES LTD	COR	780153AM40B0	3,538	8,500,000		X		1,17,35,40			8,500,000
SANMINA CORP CONV	COR	800907AD90R0	208	500,000		X		1,17,35,40			500,000
SEPRACOR INC CONV	COR	817315AQ70B0	5,250	8,000,000		X		1,17,35,40			8,000,000
*** STMICROELECTRON NV CONV	COR	861012AB80B1	8,111	9,000,000		X		1,17,35,40			9,000,000
TJX COMPANIES INC CV	COR	872540AL30B0	11,368	13,800,000		X		1,17,35,40			13,800,000
*** TELEFONOS DE MEXICO SA DE	COR	879403AD50B1	37,058	30,500,000		X		1,17,35,40			30,500,000
TERADYNE INC CV	COR	880770AD40B0	8,168	9,000,000		X		1,17,35,40			9,000,000
VECTOR GROUP LTD CONV	COR	92240MAC20B0	6,058	9,374,000		X		1,17,35,40			9,374,000
VIMPELCOM CONV	COR	927185AA60B0	4,440	3,105,000		X		1,17,35,40			3,105,000
TOTAL MARKET VALUE FOR THIS PAGE				195,671							
TOTAL				615,507							